Risk Categories (Tables)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Financial Instruments [Abstract]
Disclosure of interest rate and market sensitivities

Market Risk Sensitivities

We utilize a variety of methods and measures to quantify our market risk exposures. These include duration management, key rate duration techniques, convexity measures, cash flow gap analysis, scenario testing, and sensitivity testing of earnings and regulatory capital ratios versus risk appetite limits.

Our net income(1) is affected by the determination of policyholder obligations under our annuity and insurance contracts. These amounts are determined using internal valuation models and are recorded in our Annual Consolidated Financial Statements, primarily as Insurance contract liabilities. The determination of these obligations requires management to make assumptions about the future level of equity market performance, interest rates, credit and swap spreads and other factors over the life of our products. Differences between our actual experience and our best estimate assumptions are reflected in our Annual Consolidated Financial Statements. Refer to Additional Cautionary Language and Key Assumptions Related to Sensitivities in this section for important additional information regarding these estimates.

Equity Market Sensitivities

As at December 31, 2019 ($ millions, unless otherwise noted)
Change in Equity Markets(1)	25% decrease	10% decrease	10% increase	25% increase
Potential impact on net income(2)(3)	$(350)	$(150)	$100	$250
Potential impact on OCI(3)	$(50)	$(50)	$50	$50

As at December 31, 2018 ($ millions, unless otherwise noted)
Change in Equity Markets(1)	25% decrease	10% decrease	10% increase	25% increase
Potential impact on net income(2)(3)	$(300)	$(100)	$100	$250
Potential impact on OCI(3)	$(100)	$(50)	$50	$100
(1)  Represents the respective change across all equity markets as at December 31, 2019 and December 31, 2018. Assumes that actual equity exposures consistently and precisely track the broader equity markets. Since in actual practice equity-related exposures generally differ from broad market indices (due to the impact of active management, basis risk, and other factors), realized sensitivities may differ significantly from those illustrated above. Sensitivities include the impact of re-balancing equity hedges for dynamic hedging programs at 2% intervals (for 10% changes in equity markets) and at 5% intervals (for 25% changes in equity markets).

(2)  The market risk sensitivities include the estimated mitigation impact of our hedging programs in effect as at December 31, 2019 and December 31, 2018, and include new business added and product changes implemented prior to such dates.

(3)  Net income and OCI sensitivities have been rounded to the nearest $50 million. The sensitivities exclude the market impacts on the income from our joint ventures and associates, which we account for on an equity basis.

($ millions, unless otherwise noted)	As at December 31, 2019		As at December 31, 2018
Change in Interest Rates(1)	50 basis point decrease	50 basis point increase	50 basis point decrease	50 basis point increase
Potential impact on net income(2)(3)(4)	$(150)	$50	$(100)	$50
Potential impact on OCI(3)	$250	$(250)	$250	$(250)
(1)  Interest rate sensitivities assume a parallel shift in assumed interest rates across the entire yield curve as at December 31, 2019 and December 31, 2018 with no change to the Actuarial Standards Board (“ASB”) promulgated Ultimate Reinvestment Rate (“URR”). Variations in realized yields based on factors such as different terms to maturity and geographies may result in realized sensitivities being significantly different from those illustrated above. Sensitivities include the impact of re-balancing interest rate hedges for dynamic hedging programs at 10 basis point intervals (for 50 basis point changes in interest rates).

(2)  The market risk sensitivities include the estimated mitigation impact of our hedging programs in effect as at December 31, 2019 and December 31, 2018, and include new business added and product changes implemented prior to such dates.

(3)  Net income and OCI sensitivities have been rounded to the nearest $50 million. The sensitivities exclude the market impacts on the income from our joint ventures and associates, which we account for on an equity basis.

(4)  The majority of interest rate sensitivity, after hedging, is attributed to individual insurance products. We also have interest rate sensitivity, after hedging, from our fixed annuity and segregated funds products.

Disclosure of credit and swap spread sensitivities

Credit Spread and Swap Spread Sensitivities

We have estimated the immediate impact or sensitivity of our net income attributable to certain instantaneous changes in credit and swap spreads. The credit spread sensitivities reflect the impact of changes in credit spreads on our asset and liability valuations (including non-sovereign fixed income assets, provincial governments, corporate bonds, and other fixed income assets). The swap spread sensitivities reflect the impact of changes in swap spreads on swap-based derivative positions and liability valuations.

($ millions, unless otherwise noted)	Credit Spread Sensitivities(1)		Swap Spread Sensitivities
Net income sensitivity(2)	50 basis point decrease	50 basis point increase	20 basis point decrease	20 basis point increase
December 31, 2019	$(75)	$50	$50	$(50)
December 31, 2018	$(75)	$75	$25	$(25)
(1)  In most instances, credit spreads are assumed to revert to long-term insurance contract liability assumptions generally over a five-year period.
(2)  Sensitivities have been rounded to the nearest $25 million.

Disclosure of financial liabilities and contractual obligations

The following table summarizes the contractual maturities of our significant financial liabilities and contractual commitments as at December 31, 2019 and 2018:

Financial Liabilities and Contractual Obligations
December 31, 2019 ($ millions)	Within 1 year	1 year to 3 years	3 years to 5 years	Over 5 years	Total
Insurance and investment contract liabilities(1)	$11,931	$7,983	$8,737	$282,336	$310,987
Senior debentures and unsecured financing(2)	79	439	131	3,179	3,828
Subordinated debt(2)	114	229	229	4,208	4,780
Bond repurchase agreements	1,850	—	—	—	1,850
Accounts payable and accrued expenses	6,114	—	—	—	6,114
Lease liabilities(3)	153	268	230	463	1,114
Secured borrowings from mortgage securitization	169	426	355	969	1,919
Borrowed funds(2)	77	57	20	234	388
Total liabilities	$77	$9,402	$9,702	$291,389	$330,980
Contractual commitments:(4)
Contractual loans, equities and mortgages	$869	$1,039	$546	$1,129	$3,583
Total contractual commitments	$869	$1,039	$546	$1,129	$3,583

December 31, 2018 ($ millions)	Within 1 year	1 year to 3 years	3 years to 5 years	Over 5 years	Total
Insurance and investment contract liabilities(1)	$11,950	$8,388	$8,653	$264,246	$293,237
Senior debentures and unsecured financing(2)	438	556	234	4,880	6,108
Subordinated debt(2)	103	207	207	3,724	4,241
Bond repurchase agreements	1,824	—	—	—	1,824
Accounts payable and accrued expenses	5,971	—	—	—	5,971
Lease liabilities(3)	—	—	—	—	—
Secured borrowings from mortgage securitization	182	435	187	817	1,621
Borrowed funds(2)	55	49	45	68	217
Total liabilities	$20,523	$9,635	$9,326	$273,735	$313,219
Contractual commitments:(4)
Contractual loans, equities and mortgages	$1,157	$1,044	$536	$1,063	$3,800
Operating leases	138	230	182	506	1,056
Total contractual commitments	$1,295	$1,274	$718	$1,569	$4,856

(1)  These amounts represent the undiscounted estimated cash flows of insurance and investment contract liabilities on our Consolidated Statements of Financial Position. These cash flows include estimates related to the timing and payment of death and disability claims, policy surrenders, policy maturities, annuity payments, minimum guarantees on segregated fund products, policyholder dividends, amounts on deposit, commissions and premium taxes offset by contractual future premiums and fees on in-force contracts. These estimated cash flows are based on the best estimated assumptions used in the determination of insurance and investment contract liabilities. Due to the use of assumptions, actual cash flows will differ from these estimates.

(2)  Payments due based on maturity dates and include expected interest payments. Actual redemption of certain securities may occur sooner as some include an option for the issuer to call the security at par at an earlier date.

(3) Lease liabilities are included on the Consolidated Statements of Financial Position due to the implementation of IFRS 16.
(4)  Contractual commitments and operating lease commitments are not reported on our Consolidated Financial Statements. Additional information on these commitments is included in Note 23 of our 2019 Annual Consolidated Financial Statements.

The following table summarizes the contractual maturities of our significant financial liabilities and contractual commitments as at December 31, 2019 and 2018:

Financial Liabilities and Contractual Obligations
December 31, 2019 ($ millions)	Within 1 year	1 year to 3 years	3 years to 5 years	Over 5 years	Total
Insurance and investment contract liabilities(1)	$11,931	$7,983	$8,737	$282,336	$310,987
Senior debentures and unsecured financing(2)	79	439	131	3,179	3,828
Subordinated debt(2)	114	229	229	4,208	4,780
Bond repurchase agreements	1,850	—	—	—	1,850
Accounts payable and accrued expenses	6,114	—	—	—	6,114
Lease liabilities(3)	153	268	230	463	1,114
Secured borrowings from mortgage securitization	169	426	355	969	1,919
Borrowed funds(2)	77	57	20	234	388
Total liabilities	$20,487	$9,402	$9,702	$291,389	$330,980
Contractual commitments:(4)
Contractual loans, equities and mortgages	$869	$1,039	$546	$1,129	$3,583
Total contractual commitments	$869	$1,039	$546	$1,129	$3,583

December 31, 2018 ($ millions)	Within 1 year	1 year to 3 years	3 years to 5 years	Over 5 years	Total
Insurance and investment contract liabilities(1)	$11,950	$8,388	$8,653	$264,246	$293,237
Senior debentures and unsecured financing(2)	438	556	234	4,880	6,108
Subordinated debt(2)	103	207	207	3,724	4,241
Bond repurchase agreements	1,824	—	—	—	1,824
Accounts payable and accrued expenses	5,971	—	—	—	5,971
Secured borrowings from mortgage securitization	182	435	187	817	1,621
Borrowed funds(2)	55	49	45	68	217
Total liabilities	$20,523	$9,635	$9,326	$273,735	$313,219
Contractual commitments:(4)
Contractual loans, equities and mortgages	$1,157	$1,044	$536	$1,063	$3,800
Operating leases	138	230	182	506	1,056
Total contractual commitments	$1,295	$1,274	$718	$1,569	$4,856

(1)  These amounts represent the undiscounted estimated cash flows of insurance and investment contract liabilities on our Consolidated Statements of Financial Position. These cash flows include estimates related to the timing and payment of death and disability claims, policy surrenders, policy maturities, annuity payments, minimum guarantees on segregated fund products, policyholder dividends, amounts on deposit, commissions and premium taxes offset by contractual future premiums and fees on in-force contracts. These estimated cash flows are based on the best estimated assumptions used in the determination of insurance and investment contract liabilities. Due to the use of assumptions, actual cash flows will differ from these estimates.

(2)  Payments due based on maturity dates and include expected interest payments. Actual redemption of certain securities may occur sooner as some include an option for the issuer to call the security at par at an earlier date.

(3) Lease liabilities are included on the Consolidated Statements of Financial Position due to the implementation of IFRS 16.
(4)  Contractual commitments and operating lease commitments are not reported on our Consolidated Financial Statements. Additional information on these commitments is included in Note 23 of our 2019 Annual Consolidated Financial Statements.